PROPERTY, PLANT AND EQUIPMENT, NET - Schedule of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		Jun. 30, 2019	Dec. 31, 2018
Total cost		$ 15,192	$ 14,097
Total accumulated depreciation		10,004	9,465
Depreciated cost		5,188	4,632
Factory Building [Member]
Total cost		2,081	2,081
Total accumulated depreciation		2,019	2,006
Machinery and Equipment [Member]
Total cost	[1]	11,478	10,723
Total accumulated depreciation		7,447	6,948
Office Furniture and Equipment [Member]
Total cost		857	838
Total accumulated depreciation		362	345
Leasehold Improvements [Member]
Total cost		776	455
Total accumulated depreciation		$ 176	$ 166

[1]	As of June 30, 2019, $224 relates to construction-in-process of production infrastructure.